Equity - Schedule of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Opening balance	€ 17,006	€ 16,950	€ 16,054
Issue of shares	44	56	5
Transfer from issued share capital			891
Closing balance	€ 17,050	€ 17,006	€ 16,950